SHARE CAPITAL AND SHARE-BASED PAYMENTS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	1,802,623	2,638,749
Granted (in shares) | shares	445,690	514,355
Exercised (in shares) | shares	(820,929)	(1,093,844)
Expired (in shares) | shares	(2,622)	(193,167)
Forfeited (in shares) | shares	(19,326)	(63,470)
Outstanding, ending balance (in shares) | shares	1,405,436	1,802,623
Beginning balance (C$ per share) | $ / shares	$ 12.14	$ 10.35
Granted (C$ per share) | $ / shares	26.12	16.81
Exercised (C$ per share) | $ / shares	10.86	(8.78)
Expired (C$ per share) | $ / shares	14.95	(18.90)
Forfeited (C$ per share) | $ / shares	23.53	(12.81)
Ending balance (C$ per share) | $ / shares	$ 17.16	$ 12.14